OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
NOTE 11        -      OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	As of December 31,
	2011	2010
Employees related liabilities	$34,516	$19,023
Interest payable (primarily in relation to debentures)	16,580	6,250
Other	13,558	13,641
	$64,654	$38,914